Offerings - Offering: 1	Sep. 19, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	87.29
Maximum Aggregate Offering Price	$ 26,187,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,865.20
Offering Note	The registration fee is calculated pursuant to Rule 457(c) and (h)(1) of the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(c) under the Securities Act, the shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock") being registered under this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the ePlus inc. 2024 Non-Employee Director Long-Term Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee and computed pursuant to Rule 457(c) and (h)(1) of the Securities Act, based upon the average of the high and low prices for the Registrant's Common Stock on the NASDAQ Global Select Market on September 12, 2024, which was $87.29.